Organization and Summary of Significant Accounting Policies (Details 13) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jul. 01, 2012	Jul. 03, 2011	Jun. 27, 2010
Detail of items impacting other income, net
Foreign currency transaction gain (loss)	$ 1,369	$ (836)	$ (283)
Rabbi Trust gain	24	384	431
Unrealized (loss) gain on Mexican peso option contracts	(640)	245
Realized (loss) gain on Mexican peso option contracts	(420)	33
Other	249	394	164
Total	$ 582	$ 220	$ 312